Outstanding Shares (Details) - Schedule of our authorized common stock - shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Total authorized common stock	88,206,793	81,206,793
Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Total authorized common stock	88,205,793	81,205,793
Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Total authorized common stock	1,000	1,000